Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 269	$ 175	$ 713	$ 676	$ 669